EARNINGS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Summary of Basic and Diluted Net Loss per Share
The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	Three Months Ended June 30, 2022		Three Months Ended June 30, 2021		Six Months Ended June 30, 2022		For the Period from January 5, 2021 (Inception) Through June 30, 2021
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per common share
Numerator:
Allocation of net (loss) income, as adjusted	$(449,183)	$(112,296)	$—	$1	$(1,393,078)	$(348,269)	$—	$(999)
Denominator:
Basic and diluted weighted average shares outstanding	22,807,868	5,701,967	—	5,000,000	22,807,868	5,701,967	—	5,000,000

Basic and diluted net (loss) income per ordinary share	$(0.02)	$(0.02)	$—	$0.00	$(0.06)	$(0.06)	$—	$(0.00)

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	For the Period from January 5, 2021 (Inception) Through December 31, 2021
	Class A	Class B

Basic and diluted net loss per common share
Numerator:
Allocation of net loss, as adjusted	$(1,277,850)	$(676,241)
Denominator:
Basic and diluted weighted average shares outstanding	10,024,409	5,304,936

Basic and diluted net loss per ordinary share	$(0.13)	$(0.13)

Branded Online Inc dba Nogin [Member]
Summary Of Antidilutive Securities Excluded From Computation Of Earnings Per Share
Weighted-average number of potentially anti-dilutive shares excluded from calculation of earnings per share

	Six Months ended June 30,
	2022	2021
Series A convertible, redeemable preferred shares	2,042,483	2,042,483
Series B convertible, redeemable preferred shares	1,459,462	1,459,562
Stock-based compensation awards	507,314	—
Outstanding warrants	143,705	—

Weighted-average number of potentially anti-dilutive shares excluded from calculation of earnings per share

	Twelve Months ended December 31,
	2021	2020	2019
Series A convertible, redeemable preferred shares	2,042,483	2,042,483	2,042,483
Series B convertible, redeemable preferred shares	1,459,462	1,459,562	1,459,562
Stock-based compensation awards	199,211	202,212	54,470
Outstanding warrants	112,977	100,000	100,000

Summary of Basic and Diluted Net Loss per Share	The following table presents the Company’s basic and diluted net income (loss) per share:

	Six Months ended June 30,
(In thousands, except share and per share amounts)	2022	2021
Numerator: Basic EPS
Net income (loss)	$(20,915)	$2,325
Less: Undistributed earnings attributable to participating securities	—	(645)

Net income (loss) attributable to common stockholders-basic	$(20,915)	$1,680

Denominator: Basic EPS
Weighted average shares of common stock outstanding-basic	9,129,358	9,129,358

Net income (loss) per share attributable to common stock-basic	$(2.29)	$0.18

	Six Months ended June 30,
(In thousands, except share and per share amounts)	2022	2021
Numerator: Diluted EPS
Net income (loss) attributable to common stockholders-diluted	$(20,915)	$1,680
Denominator: Diluted EPS
Weighted average shares of common stock outstanding-diluted	9,129,358	9,129,358
Dilutive potential shares of common stock:
Options to purchase shares of common stock	—	167,367
Warrants to purchase shares of common stock	—	92,485

Weighted average shares of common stock outstanding-diluted	9,129,358	9,389,210

Net income (loss) per share attributable to common stock-diluted	$(2.29)	$0.18

The following table presents the Company’s basic and diluted net loss per share:

	Twelve Months ended December 31,
(In thousands, except share and per share amounts)	2021	2020	2019
Numerator: Basic EPS
Net loss	$(65)	$(1,140)	$—
Less: Undistributed earnings attributable to participating securities	—	—	—

Net loss attributable to common stockholders-basic	$(65)	$(1,140)	$—

Denominator: Basic EPS
Weighted average shares of common stock outstanding-basic	9,129,358	9,129,358	9,130,726

Net loss per share attributable to common stock-basic	$(0.01)	$(0.12)	$—

Numerator: Diluted EPS
Net loss attributable to common stockholders-basic	$(65)	$(1,140)	$—
Denominator: Diluted EPS
Weighted average shares of common stock outstanding-basic	9,129,358	9,129,358	9,130,726
Dilutive potential shares of common stock:
Options to purchase shares of common stock	—	—	—
Warrants to purchase shares of common stock	—	—	—

Weighted average shares of common stock outstanding-diluted	9,129,358	9,129,358	9,130,276
Net loss per share attributable to common stock-diluted	$(0.01)	$(0.12)	$—